Long-Term Investments and Notes Receivable (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	38,183	40,302
Less: current portion	(537)	(482)
Total long term investments and notes receivable	37,646	39,820
Red Lily Senior loan, interest at 6.31%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	11,588	13,000
Red Lily Subordinated loan, interest at 12.5%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	6,565	6,565
32.4% of Class B non-voting shares of Kirkland Lake Power Corp.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	4,926	4,926
25% of Class B non-voting shares of Cochrane Power Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	4,669	5,382
45% interest in the Algonquin Power (Rattle Brook) Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	3,884	3,784
Chapais Energie, Societe en Commandite interest at 10.789% and 4.91%, respectively
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	2,448	2,913
Silverleaf resorts loan, interest at 15.48% maturing July 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	2,010	2,056
50% interest in the Valley Power Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	1,767	1,676
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments and notes receivable	326